Leases - Minimum Future Lease Payments to be Received for Leases (Details) $ in Millions	Dec. 31, 2025 USD ($)
Sales-type and direct financing lease payments
2026	$ 583
2027	410
2028	256
2029	182
2030	141
Thereafter	344
Total lease payments	1,916
Operating lease payments
2026	27
2027	19
2028	10
2029	5
2030	4
Thereafter	14
Total lease payments	$ 79